Recovco ID	Loan #1	Loan #2	Loan #3	Project Name	Pool	State	Original Loan Amount	Note Date	Occupancy	Purpose	Overall Grade	Guideline Grade	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory
VM3A1N2A2QO	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	New Jersey	$267,350.00	XX/XX/2004	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Special information booklet is Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The finance charge is $483,534.68. The disclosed finance charge of $476,972.33 is not considered accurate because it is understated by more than $100. The TILA Finance Charge Test indicates loan data value of $476,972.33 whereas the comparison data value is $483,534.68 under estimated by $6,562.35. The statute of limitations has expired downgraded based on Client Compliance Profile. This loan failed the initial TIL disclosure date test due to initial loan application missing: ( 12 CFR §1026.17(b),1026.19(a) ,"
* Application Missing (Lvl 2)
																	Moderate	Not Covered	Fail	No Result	Pass
XB3TZCUZ5W0	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	New York	$127,000.00	XX/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																	Minimal	Pass	Pass	No Result	Pass
PQJFFJV2CUK	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Indiana	$95,000.00	XX/XX/2002	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
Y4ERKIUYYEL	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Texas	$102,554.00	XX/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Not all borrowers signed HUD (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	Minimal	Not Covered	Pass	No Result	Pass
IWZQQBXCYHP	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Georgia	$170,010.00	XX/XX/2005	Secondary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																	Minimal	Not Covered	Pass	No Result	Not Covered
CKU4ZRPPIUX	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	California	$346,300.00	XX/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing credit report (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $432,929.41. The disclosed finance charge of $432,813.40 is not considered accurate because it is understated by more than $100.  The statute of limitations has expired downgraded based on client compliance profile."
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the initial notice of servicing transfer."
* Good Faith Estimate missing or unexecuted (Lvl 2)
																	Moderate	Pass	Fail	No Result	Pass
LQEJKHP4DVW	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Georgia	$153,000.00	XX/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
																	Minimal	Pass	Pass	No Result	Pass
DMXRPG1ZLZB	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	New Jersey	$145,000.00	XX/XX/2002	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing the initial TIL and unable to test for timing of disclosure date. The Statute of limitations has expired; downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																	Moderate	Pass	Pass	No Result	Not Covered
5YLW3T1JXNO	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Massachusetts	$183,750.00	XX/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file is missing the Consumer Handbook on Adjustable Rate Mortgages."
* Application Missing (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the Affiliated Business Disclosure; Lender's Service Provider disclosure on page 41 states an affiliation with xxx Funding."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
																	Minimal	Pass	Pass	No Result	Pass
TPDJSLIIJC5	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Florida	$99,800.00	XX/XX/2003	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2) "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage." * Application Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
WS0CWFKCREM	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Alabama	$46,500.00	XX/XX/2003	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial ARM loan program disclosure."
																	Minimal	Pass	Pass	No Result	Not Covered
Y1XRB42TRXY	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Missouri	$36,000.00	XX/XX/2004	Primary	Purchase	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing"
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Appraisal not dated (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was  ARM with PPP."
* Final 1003 is Missing (Lvl 2)

MC0G5NDYGSC	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Arkansas	$81,852.00	XX/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "The credit report is dated xx/xx/2004 and the loan closed xx/xx/2005 which is more than 90 days from the credit report date."		Minimal	Not Covered	Pass	No Result	Pass
JHRKR2EZMOI	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Georgia	$56,000.00	XX/XX/2004	Primary	Refinance	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing a HUD."
* Transmittal (1008) is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing a Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing a notice of servicing transfer."

SPAP42KWE24	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Pennsylvania	$226,000.00	XX/XX/2005	Primary	Purchase	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain a HUD."
* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the Notice of Servicing Transfer disclosure."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final 1003 is Missing (Lvl 2)     "The loan file did not contain the final 1003."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Not all borrowers signed HUD (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan contains a PPP."

C2YEY1DETM4	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Florida	$216,000.00	XX/XX/2005	Primary	Purchase	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain the HUD-1 Closing Statement."
* Final 1003 is Missing (Lvl 2)     "The loan file did not contain the Final 1003."
* Transmittal (1008) is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Missing Appraisal (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure for an adjustable rate loan with a prepayment penalty and an interest-only provision."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)

3SWUQ53WOH2	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Massachusetts	$400,000.00	XX/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Prepayment Rider Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing the initial TIL and unable to test for timing of disclosure date. The Statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																	Minimal	Pass	Pass	No Result	Pass
JZLQ1ORPOQI	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Virginia	$135,900.00	XX/XX/2004	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan contains a with PPP."
* Prepayment Rider Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the initial Notice of Servicing Transfer disclosure; disclosure dated xx/xx/2004 is located on p. 135."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																	Moderate	Pass	Pass	No Result	Not Covered
TVPNZAP2T13	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Michigan	$68,000.00	XX/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
KY2V1Y0PICV	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Illinois	$550,045.00	XX/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
XGALWTBMVIE	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Virginia	$117,000.00	XX/XX/2004	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
																	Minimal	Pass	Pass	No Result	Not Covered
Z52NWGTN20I	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	New Jersey	$595,000.00	XX/XX/2004	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		Moderate	Pass	Pass	No Result	Pass
PEDFIT2NCLU	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Georgia	$122,320.00	XX/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Prepayment Rider Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $238,341.77. The disclosed finance charge of $234,796.76 is not considered accurate because it is understated by more than $100. The loan data finance charge is $234,796.76 and the comparison data is $238,341.77 for a variance of $3,545.01. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																	Moderate	Not Covered	Fail	No Result	Pass
PNMS2CNOAOU	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Arizona	$77,364.58	XX/XX/1998	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Final 1003 is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Missing Appraisal (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Appraisal not dated (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
																	Minimal	Not Covered	Pass	No Result	Not Covered
KIHXJKPMVLN	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Pennsylvania	$188,900.00	XX/XX/2005	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
																	Minimal	Not Covered	Pass	No Result	Not Covered
VVMLLVFCS1Z	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	North Carolina	$57,900.00	XX/XX/1998	Primary	Cash Out	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Application Missing (Lvl 2)
* Missing Title evidence (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)

4USFNBB1X3D	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Arizona	$90,000.00	XX/XX/2003	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Right of Rescission missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the prepayment loan program disclosure."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
																	Minimal	Pass	Pass	No Result	Not Covered
AVWWUGRRMUS	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Ohio	Unavailable	XX/	Unavailable	Purchase	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain a HUD." * Note is missing or unexecuted (Lvl 3) "The loan file did not contain the Note."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Not all borrowers signed HUD (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)     "The loan file did not contain the final loan application."
* Mortgage missing / unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)

ATLAMA0VAYZ	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Texas	$179,056.00	XX/	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Mortgage missing / unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Mortgage - Missing required ARM Rider (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial ARM loan program disclosure with ppp."
* Transmittal (1008) is Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
																	Moderate	Not Covered	Fail	No Result	Pass
EWRIWCZKRCL	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Pennsylvania	$112,500.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Missing credit report (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered
O4RPYUPS0KW	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Mississippi	$93,500.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2) * Final Application is missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
MD13JOS5MAY	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	New York	$248,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Appraisal dated after closing (Lvl 2)
																	Moderate	Pass	Fail	No Result	Pass
TS3JAAORF5Q	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Kansas	$63,000.00	XX/	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain a loan program disclosure for an adjustable rate loan."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																	Minimal	Pass	Pass	No Result	Not Covered
EGYZJNLMZVW	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Ohio	$160,000.00	XX/	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the initial Affiliated Business Disclosure; the disclosure dated xx/xx/2005 is located on p. 516."
																	Moderate	Not Covered	Pass	No Result	Not Covered
3DBMTWXT1LA	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Florida	$311,600.00	XX/	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing Doc (Lvl 2)     "The loan file is missing the 2nd lien note for $xxxx0."
* Special information booklet is Missing (Lvl 2)     "The loan file is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
																	Minimal	Not Covered	Pass	No Result	Pass
N5HWNZ0NOCU	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	New Jersey	$525,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $645,950.19. The disclosed finance charge of $645,230.60 is not considered accurate because it is understated by more than $100. This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The loan data reflects total fees of $645,230.60 with comparison data of $645,950.19 for an overage of $719.59. The statute of limitations has expired downgraded based on Client Compliance Profile."
																	Moderate	Pass	Fail	No Result	Pass
RZIO30TAAR0	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Maine	$123,750.00	XX/	Primary	Purchase	1: Acceptable	1: Acceptable					Moderate	Not Covered	Pass	No Result	Not Covered
0AZ4GPWHG31	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Florida	$255,000.00	XX/	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Right of Rescission missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
WGAUALTBG2D	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Tennessee	$40,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	Minimal	Pass	Pass	No Result	Not Covered
3LJQFG0JC2F	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Ohio	$74,000.00	XX/	Primary	Cash Out	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered
G3HHJNI3KY0	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Michigan	$397,500.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Not all borrowers signed HUD (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the Affiliated Business Disclosure; Lender's Service Provider disclosure on page 399 states an affiliation xxxx LLC dba xxxxx."
* Prepayment Rider Missing (Lvl 2)     "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
																	Minimal	Pass	Pass	No Result	Pass
1BYQAUBMZNZ	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Missouri	$91,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the loan program disclosure; loan was with PPP."		Moderate	Pass	Pass	No Result	Not Covered
K5JHHAIXTJ3	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Missouri	$121,500.00	XX/	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered
340BRTRBBPR	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Illinois	$59,760.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
2OWPZQGBMIR	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Indiana	$107,600.00	XX/	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Transmittal (1008) is Missing (Lvl 2)
* Missing Title evidence (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																	Moderate	Not Covered	Pass	No Result	Pass
BJLALCW2JO1	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Indiana	$61,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* TIL not hand dated (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
																	Moderate	Pass	Pass	No Result	Pass
DMD00ARF2EX	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Michigan	$70,400.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ).  The finance charge is $158,670.05. The disclosed finance charge of $146,001.98 is not considered accurate because it is understated by more than $100.  The TILA Finance Charge Test indicates loan data value of $146,001.98 whereas the comparison data is $158,670.05 understated by $12,668.07. Further, this loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ).  The finance charge is $158,670.05. The disclosed finance charge of $146,001.98 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.  The TILA Rescission Finance Charge Test indicates loan data value of $146,001.98 whereas the comparison data is $158,670.05 understated by $12,668.07. Additionally, this loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ).  The annual percentage rate (APR) is 10.314%. The disclosed APR of 9.727% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.  The TILA APR Test indicates loan data value of 9.727% whereas the comparison data is 10.314% understated by 0.587%.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
																	Moderate	Pass	Fail	No Result	Pass
B4UTHOFZENB	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Indiana	$87,300.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Application Missing (Lvl 2)		Moderate	Pass	Pass	No Result	Pass
JW0W3XW0GNO	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Tennessee	$170,000.00	XX/	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																	Moderate	Pass	Pass	No Result	Not Covered
OMEKZFT43HQ	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Massachusetts	$297,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Application Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
																	Moderate	Pass	Pass	No Result	Pass
0LEDSFGWRYF	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Virginia	$121,950.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
RS5UJNZCUWD	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	South Carolina	$50,000.00	XX/	Primary	Purchase	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."
* Transmittal (1008) is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Property is Manufactured Housing (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
* Homeownership Counseling List (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Initial Good Faith Estimate is Missing (Lvl 2)
* Missing Appraisal (Lvl 2)

ATP2E3IOQGU	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Utah	$134,600.00	XX/	Primary	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not contain the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the initial notice of servicing transfer dated xx/xx/2003."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial loan program disclosure datedxx/xx/2003; loan was ARM with PPP."
* Prepayment Rider Missing (Lvl 2)     "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
																	Minimal	Pass	Pass	No Result	Not Covered
BWQRU04LZH3	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Massachusetts	$162,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final Application is missing (Lvl 2)
* Application Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The 2/28 fixed / ARM program disclosure is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																	Minimal	Pass	Pass	No Result	Pass
MMGNT5VOHE3	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Oklahoma	$99,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Appraisal dated after closing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)     "The loan file did not contain the final loan application."
* Right of Rescission missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial ARM loan program disclosure with ppp."
* Transmittal (1008) is Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
																	Minimal	Pass	Pass	No Result	Pass
UAMKZLEIPJ3	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	North Carolina	$90,516.00	XX/	Primary	Purchase	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan is missing the HUD."
* Final 1003 is Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
* Missing credit report (Lvl 2)
* Missing Title evidence (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the notice of servicing transfer."
* Good Faith Estimate missing or unexecuted (Lvl 2)

FXHWGIPMFC3	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	New Jersey	$129,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Transmittal (1008) is Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Missing credit report (Lvl 2)
* Application Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
																	Moderate	Pass	Pass	No Result	Pass
YL2LTXXQQ50	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Georgia	$136,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the Notice of Servicing Transfer Disclosure."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM"
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile"
																	Minimal	Pass	Pass	No Result	Pass
X0AFVZC5XG1	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Georgia	$66,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was an ARM."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $127,786.46. The disclosed finance charge of $127,578.24 is not considered accurate because it is understated by more than $100."
																	Moderate	Pass	Fail	No Result	Pass
OMQBHM0WAUQ	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Michigan	$137,500.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
																	Minimal	Pass	Pass	No Result	Pass
1HCY2DSCDB0	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Georgia	$270,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Transmittal (1008) is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final Application is missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
																	Minimal	Pass	Pass	No Result	Pass
LEDNDLXLZZK	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	New Jersey	$231,600.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not contain the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the notice of servicing transfer."
* Missing credit report (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the Consumer Handbook on Adjustable Rate Mortgages."
* Transmittal (1008) is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final Application is missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																	Minimal	Pass	Pass	No Result	Pass
3XG4SCIQGHI	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Kentucky	$44,100.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
																	Minimal	Pass	Pass	No Result	Not Covered
VE4IQ342L1G	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Virginia	$169,900.00	XX/	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not contain the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing a notice of servicing transfer."
* Missing credit report (Lvl 2)
* Final Application is missing (Lvl 2)
																	Moderate	Not Covered	Fail	No Result	Not Covered
QU2JXNFCSA0	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	North Carolina	$61,200.00	XX/	Primary	Purchase	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)

BUV4DTKZYYN	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Georgia	$66,600.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 8.218%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
																	Moderate	Pass	Fail	No Result	Pass
DW3OWXYJGOQ	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Georgia	$176,000.00	XX/	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing a Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Missing Doc (Lvl 2)     "The second lien note for $44,000 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the initial notice of servicing transfer from the initial application date."
* Special information booklet is Missing (Lvl 2)     "The loan file is missing a Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
																	Moderate	Not Covered	Pass	No Result	Pass
YUMJNNE0AKE	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Oklahoma	$58,900.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Missing credit report (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
																	Moderate	Pass	Fail	No Result	Pass
5HYOMBZYON0	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Massachusetts	$510,000.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Transmittal (1008) is Missing (Lvl 2)     "The loan file does not contain a copy of the transmittal summary."
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan file does not contain a copy of the right of rescission."
* Loan program disclosure missing or unexecuted (Lvl 2)     "loan file did not contain the loan program disclosure; loan was an ARM."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $581,074.15. The disclosed finance charge of 580,606.63 is not considered accurate because it is understated by more than $100. The loan data reflects $580,606.63 whereas the max allowed is $581,074.15 resulting in an overage of $467.52. The statute of limitations has expired downgraded based on Client Compliance Profile."
																	Moderate	Pass	Fail	No Result	Pass
EP5WLIOHQXQ	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Oklahoma	$82,400.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Settlement date is different from note date (Lvl 2) * Prepayment Rider Missing (Lvl 2) * Application Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
J0RDGSAPTNB	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Florida	$121,500.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial ARM loan program disclosure with ppp."
* Prepayment Rider Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Application Missing (Lvl 2)
																	Minimal	Pass	Pass	No Result	Pass
HBDSQCJUKPD	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Virginia	$215,920.00	XX/	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain a loan program disclosure with a prepayment penalty and balloon provision."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* TIL not hand dated (Lvl 2)
																	Minimal	Not Covered	Pass	No Result	Not Covered
N03C1HQ34BY	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Florida	$108,800.00	XX/	Primary	Purchase	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing a HUD."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Application Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing the initial TIL and unable to test for timing of disclosure date. The Statute of limitations has expired; downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Note is an ARM with an IO period and prepayment penalty and the loan file is missing the initial Loan Program Disclosure."
* Final 1003 is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)

EYDVVCSR3TR	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	California	$70,000.00	XX/	Primary	Cash Out	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD is not found in the file."
* Missing credit report (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Note is an ARM with a Prepayment Penalty and the loan file is missing the initial ARM and Prepayment Penalty Disclosure."
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."

N13ENUX2ZF5	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Mississippi	$94,500.00	XX/	Primary	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings
* Prepayment Rider Missing (Lvl 2)     "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the Affiliated Business Disclosure; Lender's certification on page 2783 states an affiliation with xxxx."
																	Minimal	Pass	Pass	No Result	Not Covered
EX2CQ4CDL52	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Virginia	$100,300.00	XX/	Unavailable	Unavailable	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD."
* Missing credit report (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)

12U2MSAW0UU	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Missouri	$97,750.00	XX/	Primary	Cash Out	3: Curable	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain a HUD1 Settlement Statement."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Note has a prepayment penalty and the loan file is missing the initial Prepayment Penalty Disclosure."
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Final Application is missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)

LE35CD4JH2J	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	South Carolina	$58,389.00	XX/	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Not all borrowers signed HUD (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial ARM loan program disclosure."
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																	Moderate	Not Covered	Fail	No Result	Pass
V25HRDSDEZ2	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	xxxxxxx	Florida	$311,200.00	XX/	Primary	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings
* Transmittal (1008) is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Appraisal (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.143%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
																	Moderate	Not Covered	Fail	No Result	Pass